Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure summary of significant accounting policies [Line Items]
Cash and cash equivalents	$ 276,750,000	$ 133,036,000	$ 128,843,000	$ 100,604,000
Write-off of unsuccessful exploration efforts	14,779,000	29,563,000	25,789,000
Impairment losses	$ 0	$ 13,332,000	$ 0
Maximum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Period of lease term	15 years
Minimum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Period of lease term	1 year
Notes due to 2030 | Private Placement To Qualified Institutional Buyers [Member]
Disclosure summary of significant accounting policies [Line Items]
Notional amount	$ 550,000,000